Condensed Consolidated Balance Sheets (Unaudited) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS
Cash and cash equivalents		$ 365,904	$ 345,145
Crypto assets		7,560,000
Accounts receivable, net		739,310	242,613
Inventories, net		9,095	2,844
Prepaid expenses and other current assets		282,987	357,175
Total Current Assets		9,022,249	1,039,366
PROPERTY AND EQUIPMENT, NET		105,713	137,294
OTHER ASSETS
Prepaid expenses - non-current		134,920	183,470
Intangible assets, net		88,305	161,434
Operating lease right-of-use assets		287,708	177,030
Finance lease right-of-use assets		40,339	17,968
Total Other Assets		551,272	539,902
Total Assets		9,679,234	1,716,562
CURRENT LIABILITIES
Accounts payable		66,825	14,147
Other payables and accrued liabilities		2,066,452	1,964,835
Customer deposits		242,341	522,030
Warrants liabilities			125,000
Operating lease liabilities		200,785	126,973
Finance lease liabilities		6,177	6,253
Taxes payable		101,724	85,521
Total Current Liabilities		3,569,229	5,835,533
OTHER LIABILITIES
Deferred tax liabilities		22,032	81,079
Operating lease liabilities - non-current		91,147	50,057
Finance lease liabilities - non-current		34,530	17,415
Total Other Liabilities		147,709	148,551
Total Liabilities		3,716,938	5,984,084
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares, no par value, unlimited shares authorized, 2,994,325 shares and 1,857,653 shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively	[1]	59,889,228	48,829,228
Accumulated deficit		(53,668,192)	(52,873,188)
Accumulated other comprehensive loss		(245,378)	(210,985)
Total Euda Health Holdings Limited Shareholders’ Equity (Deficit)		5,975,658	(4,254,945)
Noncontrolling interests		(13,362)	(12,577)
Total Shareholders’ Equity (Deficit)		5,962,296	(4,267,522)
Total Liabilities and Shareholders’ Equity		9,679,234	1,716,562
Nonrelated Party [Member]
CURRENT ASSETS
Other receivable		56,383	82,964
CURRENT LIABILITIES
Convertible notes		4,897	4,929
Related Party [Member]
CURRENT ASSETS
Other receivable		8,570	8,625
CURRENT LIABILITIES
Short term loans			1,774,713
Convertible notes			46,377
Other payables - related parties		877,579	790,101
Private Lenders [Member]
CURRENT LIABILITIES
Short term loans		$ 2,449	$ 374,654

[1]	Giving retroactive effect to the 1-for-20 reverse stock split effected on March 23, 2026